Business Combination, Significant Transaction and Sale of Business (Details) ₪ in Thousands, $ in Thousands																														1 Months Ended				9 Months Ended		12 Months Ended
	Dec. 01, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 ILS (₪)	Oct. 30, 2025 USD ($)	Oct. 30, 2025 ILS (₪)	Jul. 15, 2025 USD ($)	Jul. 15, 2025 ILS (₪)	Mar. 30, 2025 USD ($)	Mar. 30, 2025 ILS (₪)	Mar. 18, 2025 USD ($)	Feb. 04, 2025 USD ($)	Feb. 04, 2025 ILS (₪)	Dec. 24, 2024 USD ($)	Dec. 24, 2024 ILS (₪)	Dec. 03, 2024 USD ($)	Dec. 03, 2024 ILS (₪)	Nov. 13, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 13, 2024 USD ($)	Oct. 13, 2024 ILS (₪)	Oct. 01, 2024	Jul. 03, 2024 USD ($)	Jul. 03, 2024 ILS (₪)	Apr. 04, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 19, 2024 USD ($)	Feb. 19, 2024 ILS (₪)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 ILS (₪)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 17, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 ILS (₪)	Oct. 31, 2025 ILS (₪)	Sep. 30, 2025 ILS (₪)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 ILS (₪)	Jul. 15, 2025 ILS (₪)	May 31, 2025 USD ($)	May 31, 2025 ILS (₪)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ILS (₪)	Feb. 04, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 03, 2024 ILS (₪)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 ILS (₪)	Jul. 03, 2024 ILS (₪)	Mar. 31, 2024 ILS (₪)	Feb. 19, 2024 ILS (₪)	Jan. 01, 2024 ILS (₪)	May 31, 2023 USD ($)	May 31, 2023 ILS (₪)
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired																																									58.00%
Purchase price amount in cash																	$ 2,300
Base purchase price		$ 5,520	₪ 17,901					$ 7,655	₪ 28,200																		₪ 5,250
Additional ordinary share																																				$ 83,659
Net of acquired cash		3,779	12,256				₪ 19,543				$ 18,268	₪ 65,300
Deferred working capital adjustment payment																								$ 840
Deferred acquisition paid																								535
Additional deferred payments																								2,256
Cash											8,105																																										₪ 29,000
Total consideration is divided											12,717	₪ 45,500
Assets acquired amounted											14,314																																										51,200
Amount of identifiable intangible assets											$ 4,662																																										₪ 16,700
Percentage of share capital				60.00%	60.00%																51.00%				100.00%
Percentage of ownership																																				18.68%	18.68%
Additional payments																																				$ 55	₪ 190
Financial liability																																				5,035				₪ 16,061
Cash consideration																																		$ 985								$ 14,837	₪ 48,000		₪ 3,318
Declared dividend																									$ 9,614											7,886						$ 7,716	₪ 25,146			$ 7,666	₪ 25,912		$ 6,743	₪ 24,072	$ 14,414	₪ 52,898				$ 9,466	₪ 35,572		₪ 35,265			$ 9,605	₪ 35,265
Consideration Received on Disposal of Shares | ₪			₪ 20,090
Loss on deconsolidation																																		$ 786	₪ 2,649
Capital reserve																																									$ 15,000
Prepaid																																				26,121		$ 16,658
Outstanding shares percentage																						60.00%	60.00%
Paid the seller																																				308	1,063
Contingent consideration		675																																										₪ 2,188
Fair value of measured on the acquisition date (in New Shekels) | ₪																																																						₪ 1,282
Disposal of a Subsidiary and Acquisition of Non-Controlling Interests [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of share capital																																		80.00%	80.00%
Acquisition of Expim Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired										100.00%
Purchase price amount in cash										$ 4,995
Base purchase price										4,168
Payment acquired										3,614
Fair value consideration										827
Amount of identifiable intangible assets										$ 1,525
CommIT Technology Solutions Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Additional ordinary share																														$ 13,800	₪ 50,200
CommIT Technology Solutions Ltd [Member] | Bottom of range [member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage on diluted basis																														68.15%	68.15%
CommIT Technology Solutions Ltd [Member] | Top of range [member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage on diluted basis																														79.32%	79.32%
Acquisition of Savanna Solutions Ltd [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired	75.00%
Purchase price amount in cash	$ 919
Base purchase price	1,631
Payment acquired	230
Fair value consideration	482
Net of acquired cash	241
Amount of identifiable intangible assets	$ 446
Acquisition of Theoris Group Inc. [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Purchase price amount in cash																								10,000
Base purchase price																								13,096
Deferred additional payment																								$ 10,249
Amount of identifiable intangible assets																																				5,205
Acquisition of Executive Life Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Purchase price amount in cash																		$ 800
Base purchase price																		1,472
Payment acquired																		672
Net of acquired cash																		644
Amount of identifiable intangible assets																		$ 229
Acquisition of nursing care business [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Base purchase price																						$ 1,596
Acquisition of Gav Group [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired											70.00%																																										70.00%
Cash											$ 20,822																																										₪ 74,500
Amount of identifiable intangible assets																																				6,055
Acquisition of Alacer Matrix LLC ("Alacer") [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of share capital																	51.00%
U.S. financial market																	$ 1,950
Provisional allocation, amount																	$ 800
Acquisition of Moshe Ort Ltd. (“Ortech”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Purchase price amount in cash															$ 11,685	₪ 39,300
Cash															2,759																																								₪ 10,026
Provisional allocation, amount															3,954	13,300
Share capital															$ 5,365	₪ 19,495
Smart Forms Systems Ltd (“Formally”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired								30.00%	30.00%
Percentage of ownership								100.00%	100.00%
Acquisition of Mishmarot Technologies Ltd. (“Mishmarot”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Base purchase price						$ 5,048	₪ 16,886
Fair value consideration						639																														695				2,217								₪ 2,137
Net of acquired cash						$ 5,842
Percentage of share capital						70.00%	70.00%
Financial liability																																				2,648				8,448
Paid in cash on the acquisition date																																				85	292
Michpal [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of share capital																																		65.00%	65.00%
Disposal of a Subsidiary and Acquisition of Non-Controlling Interests [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Cash consideration																																		$ 386											1,300
Declared dividend																																		143											481
Consideration Received on Disposal of Shares																																		1,310	₪ 4,415
Capital reserve																																		$ 1,492											₪ 5,028
Acquisition of Linkatch Ltd. (“Linkatch”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Fair value consideration																																				254				850
Net of acquired cash				$ 336	₪ 1,125
Financial liability																																				$ 492				₪ 1,645
Liram [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired																										30.00%																																		30.00%
Base purchase price																										$ 1,449
Percentage of ownership																										100.00%	100.00%
Prepaid																										$ 276																																		₪ 1,000
Acquisition of Heshev Information Systems (2012) Ltd. (“Heshev”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired																												70.00%								30.00%				30.00%																					70.00%
Net of acquired cash																												$ 1,285	₪ 4,605
Cash																												$ 1,338																																	₪ 4,800
Financial liability		7,169																																										₪ 22,868
Acquisition of Meida Computers Software Solutions (G.D) Ltd. (“Meida”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired																						40.00%																																				40.00%
Base purchase price																						$ 797	₪ 3,000
Percentage of seller's shares																						50.00%	50.00%
Financial liability																						$ 11,509																																				₪ 36,713
Acquisition of Meida Computers Software Solutions (G.D) Ltd. (“Meida”) [Member] | Bottom of range [member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Total Consideration																						9,867																																				37,131
Acquisition of Meida Computers Software Solutions (G.D) Ltd. (“Meida”) [Member] | Top of range [member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Total Consideration																						$ 12,490																																				₪ 47,000
Acquisition of Y-IT Ltd. (“Y-IT”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired																			60.00%	60.00%																40.00%				40.00%
Base purchase price																			$ 22,243	₪ 82,523																$ 1,751	₪ 6,496
Net of acquired cash																			$ 18,940	₪ 70,268
Financial liability																																				22,105				₪ 70,516
Acquisition of Paperless Ltd. (“Paperless”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired													70.00%	70.00%
Base purchase price													$ 2,331	₪ 8,500
Fair value consideration																																				$ 7,196				₪ 22,954
Net of acquired cash													$ 1,894	₪ 6,909																		$ 769	₪ 2,805
Acquisition of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Consideration Received on Disposal of Shares		$ 6,195
Acquisition of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”) [Member] | Computing Infrastructure Projects
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of outstanding share capital		60.00%	60.00%
Acquisition of Emalogic Software Ltd. (“Emalogic”) [Member]
Business Combination, Significant Transaction and Sale of Business [Line Items]
Percentage of acquired		40.00%																																										40.00%